COMMITMENTS AND CONTINGENCIES Other commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other commitments
Purchase commitments	$ 77,708	$ 54,850
Related electronic components inventory	2,930	7,206
Electronic components inventory [Member]
Other commitments
Related electronic components inventory	$ 2,155	$ 7,697